Other Assets (Details) - Schedule of Other Assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Assets [Abstract]
Assets available to be granted under the financial leasing agreements		$ 20,988	$ 32,220
Guarantee deposits (margin accounts)	[1]	2,238,900	2,442,325
Gold investments		819	715
VAT credit		55,614	44,180
Prepaid expenses	[2]	169,603	245,937
Valuation adjustments by macro hedge	[3]	160,370	160,531
Pension plan assets		233	542
Accounts and notes receivable		199,746	184,989
Brokerage dealer and simultaneous transactions		33,260	243,345
Other cash submitted guarantess		2	2
In-progress operation		13,453	31,709
Other assets	[4]	153,619	192,850
Total		$ 3,046,607	$ 3,579,345

[1]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[2]	Under this item, the Bank has recorded prepaid expense related to the Santander LATAM Pass programme, which is consumed on a monthly basis in accordance with the client use of Bank’s transactional products and therefore the Bank assigned the respective LATAM Pass miles (loyalty program managed by LATAM Airlines Group S.A.).
[3]	Net assets and liabilities fair value valuation subject to macro hedges. See Note 7.
[4]	Other assets mainly include settlement of derivatives and other financial transactions.